Income Taxes (Details 4) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Unrecognized tax benefits balance at beginning of the year	$ 5,481	$ 21,224
Gross decrease for tax positions of prior years	(1,185)	(14,483)
Effect of currency translation	(576)	(1,260)
Unrecognized tax benefits balance at end of the year	$ 3,720	$ 5,481